Annual Total Returns (Bar Chart) (INTEGRITY FUND OF FUNDS, INC.)	12 Months Ended
May 01, 2011
INTEGRITY FUND OF FUNDS, INC.
Annual Total Returns
2001	(21.54%)
2002	(21.18%)
2003	28.66%
2004	9.39%
2005	7.21%
2006	14.12%
2007	6.85%
2008	(38.45%)
2009	32.03%
2010	11.77%